Commitments and Contingencies (Details Narrative) $ in Thousands	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Commitments relating to acquisitions of vessels under construction	$ 2,479,500
Commitments relating to supervision services agreements	4,000
Vessels under contrustion | Initial Vessels [Member]
Property, Plant and Equipment [Line Items]
Commitments relating to acquisitions of vessels under construction	1,569,600
Vessels under contrustion | Remaining Vessels [Member]
Property, Plant and Equipment [Line Items]
Commitments relating to acquisitions of vessels under construction	$ 909,900